Prospectus Supplement

January 29, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 29, 2013 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2012 of:

Global Franchise Portfolio
International Equity Portfolio
(collectively, the "Portfolios")

Marcus Watson has been added to the team primarily responsible for the day-to-day management of the Portfolios. Accordingly, effective immediately, the Prospectus is revised as follows:

The section of the Prospectus entitled "Portfolio Summary—Global Franchise Portfolio—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the International Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with MSIM Limited	Date Began Managing Portfolio
William D. Lock	Managing Director	June 2009
Bruno Paulson	Managing Director	June 2009
Vladimir A. Demine	Executive Director	June 2009
John S. Goodacre	Executive Director	June 2009
Marcus Watson	Senior Associate	January 2013
Name	Title with MSIM Compny	Date Began Managing Portfolio
Peter J. Wright	Managing Director	June 2009
Christian Derold	Managing Director	June 2009

***

The section of the Prospectus entitled "Portfolio Summary—International Equity Portfolio—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the International Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with MSIM Limited	Date Began Managing Portfolio
William D. Lock	Managing Director	May 1999
Bruno Paulson	Managing Director	June 2009
Vladimir A. Demine	Executive Director	June 2009
John S. Goodacre	Executive Director	February 2006
Marcus Watson	Senior Associate	January 2013
Name	Title with MSIM Compny	Date Began Managing Portfolio
Peter J. Wright	Managing Director	May 1999
Christian Derold	Managing Director	May 2006

***

The first and second paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management—Global Franchise Portfolio" are hereby deleted and replaced with the following:

The Portfolio is managed by members of the International Equity team. The team consists of portfolio managers. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are William D. Lock, Bruno Paulson, Peter J. Wright, Christian Derold, Vladimir A. Demine, John S. Goodacre and Marcus Watson.

Mr. Lock has been associated with MSIM Limited in an investment management capacity since 1994. Mr. Paulson has been associated with MSIM Limited in an investment management capacity since June 2009. Prior to June 2009, Mr. Paulson was associated in an investment management capacity with Sanford Bernstein. Mr. Wright has been associated with MSIM Company or its affiliates in an investment management capacity since 1996. Mr. Derold has been associated with MSIM Company in an investment management capacity since 2006. Mr. Demine has been associated with MSIM Limited in an investment management capacity since May 2009. Prior to May 2009, Mr. Demine was associated in an investment management capacity with UBS Global Asset Management. Mr. Goodacre has been associated with MSIM Limited in an investment management capacity since 2003. Mr. Watson has been associated with MSIM Limited in an investment management capacity since 2008.

***

The first, second and third paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management—International Equity Portfolio" are hereby deleted and replaced with the following:

The Portfolio is managed by members of the International Equity team. The team consists of portfolio managers. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are William D. Lock, Bruno Paulson, Peter J. Wright, Christian Derold, Vladimir A. Demine, John S. Goodacre and Marcus Watson.

Mr. Lock has been associated with MSIM Limited in an investment management capacity since 1994. Mr. Paulson has been associated with MSIM Limited in an investment management capacity since June 2009. Prior to June 2009, Mr. Paulson was associated in an investment management capacity with Sanford Bernstein. Mr. Wright has been associated with MSIM Company or its affiliates in an investment management capacity since 1996. Mr. Derold has been associated with MSIM Company in an investment management capacity since 2006. Mr. Demine has been associated with MSIM Limited in an investment management capacity since May 2009. Prior to May 2009, Mr. Demine was associated in an investment management capacity with UBS Global Asset Management. Mr. Goodacre has been associated with MSIM Limited in an investment management capacity since 2003. Mr. Watson has been associated with MSIM Limited in an investment management capacity since 2008.

Each member of the team has both global sector research responsibilities and makes investment management decisions for the Portfolio.

Please retain this supplement for future reference.

  MSIGLINSPT6 1/13

Statement of Additional Information Supplement

January 29, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 29, 2013 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2012 of:

Global Franchise Portfolio

International Equity Portfolio (collectively, the "Portfolios")

Marcus Watson has been added to the team primarily responsible for the day-to-day management of the Portfolios. Accordingly, effective immediately, the Statement of Additional Information ("SAI") is revised as follows:

The section of the SAI entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by the Portfolio Managers as of December 31, 2011 (unless otherwise indicated)—Global Franchise, International Equity" is hereby deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Global Franchise, International Equity
Vladimir Demine	5	$4.8 billion	7	$9.5 billion	47(5)	$11.9 billion(5)
Christian Derold	5	$4.8 billion	7	$9.5 billion	47(5)	$11.9 billion(5)
John S. Goodacre	5	$4.8 billion	7	$9.5 billion	47(5)	$11.9 billion(5)
William D. Lock	5	$4.8 billion	7	$9.5 billion	47(5)	$11.9 billion(5)
Bruno Paulson	5	$4.8 billion	7	$9.5 billion	47(5)	$11.9 billion(5)
Marcus Watson*	3	$5.5 billion	0	$0	0	$0
Peter J. Wright	5	$4.8 billion	7	$9.5 billion	47(5)	$11.9 billion(5)

*  As of January 24, 2013.

(5)  Of these other accounts, two accounts with a total of approximately $677 million in assets, had performance-based fees.

***

The section of the SAI entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers (as of December 31, 2011, unless otherwise noted)—Global Franchise" is hereby deleted and replaced with the following:

Global Franchise
William D. Lock	Over $1 million
Bruno Paulson	$100,001-$500,000*
Peter J. Wright	Over $1 million
Christian Derold	$100,001-$500,000
John S. Goodacre	$100,001-$500,000
Vladimir Demine	$50,001-$100,000
Marcus Watson***	None

*  Not included in the table above, the portfolio manager has made investments in one or more other pooled investment vehicles (i.e., funds not formed or registered in the United States) managed by the same portfolio management team pursuant to a similar strategy.

***  As of January 24, 2013.

***

The section of the SAI entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers (as of December 31, 2011, unless otherwise noted)—International Equity" is hereby deleted and replaced with the following:

International Equity
William D. Lock	Over $1 million
Bruno Paulson	$10,001-$50,000
Peter J. Wright	Over $1 million
Christian Derold	$100,001-$500,000
John S. Goodacre	$100,001-$500,000
Vladimir Demine	$10,001-$50,000
Marcus Watson***	None

***  As of January 24, 2013.

Please retain this supplement for future reference.